Derivatives in ASC 815 Cash Flow Hedging Relationships (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Derivative [Line Items]
Interest rate swaps	$ (15,574)	$ (8,862)
Reclassification to Interest and Finance Costs	17,777	21,596
Total	2,203	12,734
Amount of Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) [Member]
Derivative [Line Items]
Interest rate swaps	(15,574)	(8,862)
Reclassification to Interest and Finance Costs	17,777	21,596
Total	2,203	12,734
Amount Gain (Loss) recognized in income derivative Ineffective Portion [Member]
Derivative [Line Items]
Interest rate swaps	(60)	(121)
Reclassification to Interest and Finance Costs	0	0
Total	$ (60)	$ (121)
Location Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain on derivative instruments, net